Capital and reserve (Tables)	12 Months Ended
Jun. 30, 2021
Capital and reserve
Summary of Share capital and share premium

	2019	2020	2021
At June 30 par value USD0.0001‑authorized	1,000,000,000	1,000,000,000	1,000,000,000

-issued and outstanding	412,450,256	412,450,256	412,450,256